FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2018
Fair Value Disclosures [Abstract]
Summary of interest rate swaps not designated as hedges
The interest rate swaps are not designated as hedges and are summarized as at June 30, 2018 as follows:

Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
($000s)
15,167	June 2013	June 2020	1.4025%
45,154	September 2013	September 2020	1.5035%
76,586	December 2013	December 2020	1.6015%
14,748	March 2014	March 2021	1.6998%
15,091	June 2014	June 2021	1.7995%
15,434	September 2014	September 2021	1.9070%
150,000	February 2016	February 2026	2.1970%
332,180

Carrying value and estimated fair value of financial instruments
The carrying value and estimated fair value of the Company's financial assets and liabilities as of June 30, 2018 and December 31, 2017 are as follows:

	2018		2017
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash and cash equivalents	116,057	116,057	104,145	104,145
Restricted cash	1,744	1,744	741	741
Liabilities:
Floating rate debt	1,580,530	1,580,530	1,492,099	1,492,099
Fixed rate debt	210,137	208,108	100,312	99,865

Financial assets and liabilities measured at fair value on recurring basis
The estimated fair value of financial assets and liabilities at June 30, 2018 are as follows:

(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	116,057	116,057	—	—
Restricted cash	1,744	1,744	—	—
Liabilities:
Floating rate debt	1,580,530	—	1,580,530	—
Fixed rate debt	208,108	—	11,237	196,871

The estimated fair value of financial assets and liabilities at December 31, 2017 are as follows:

(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	104,145	104,145	—	—
Restricted cash	741	741	—	—
Liabilities:
Floating rate debt	1,492,099	—	1,492,099	—
Fixed rate debt	99,865	—	10,312	89,553